5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Portugal - Alvalade
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	$ 167,920	$ 167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(322,626)	(458,998)
Cumulative Mineral Exploration Expenses since acquisition	(88,798)	233,828
Portugal - Alvalade | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	23,066	22,203
Cumulative Mineral Exploration Expenses since acquisition	6,560,881	6,537,815
Portugal - Alvalade | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	25,320	24,622
Portugal - Alvalade | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	108	0
Cumulative Mineral Exploration Expenses since acquisition	254,058	253,950
Portugal - Alvalade | Rent
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	606,084	606,084
Portugal - Alvalade | Site costs
Statement [Line Items]
Mineral Exploration Expenses	2	0
Cumulative Mineral Exploration Expenses since acquisition	194,205	194,203
Portugal - Alvalade | Travel
Statement [Line Items]
Mineral Exploration Expenses	1,777	2,300
Cumulative Mineral Exploration Expenses since acquisition	241,444	239,667
Portugal - Alvalade | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	(348,277)	(483,950)
Cumulative Mineral Exploration Expenses since acquisition	(8,961,049)	(8,612,772)
Portugal - Alvalade | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	17,178	17,178
Portugal - Alvalade | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4,145,186	4,145,186
Portugal - Others | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	693,608	693,608
Portugal - Others | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	6,317,147	6,317,147
Portugal - Others | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	52,112	52,112
Portugal - Others | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	279,739	279,739
Portugal - Others | Rent
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	596,896	596,896
Portugal - Others | Site costs
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	244,377	244,377
Portugal - Others | Travel
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	247,277	247,277
Portugal - Others | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(4,890,826)	(4,890,826)
Portugal - Others | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	98,722	98,722
Portugal - Others | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Others | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	1,244	1,244
Portugal - Others | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	(7,388)	0
Cumulative Mineral Exploration Expenses since acquisition	144,524	151,912
Kosovo - Slivovo | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	8,666	0
Cumulative Mineral Exploration Expenses since acquisition	20,505	11,839
Kosovo - Slivovo | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	24,548	0
Cumulative Mineral Exploration Expenses since acquisition	144,349	119,801
Kosovo - Slivovo | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	1,005	0
Cumulative Mineral Exploration Expenses since acquisition	81,228	80,223
Kosovo - Slivovo | Rent
Statement [Line Items]
Mineral Exploration Expenses	7,396	0
Cumulative Mineral Exploration Expenses since acquisition	36,090	28,694
Kosovo - Slivovo | Site costs
Statement [Line Items]
Mineral Exploration Expenses	2,123	0
Cumulative Mineral Exploration Expenses since acquisition	187,250	185,127
Kosovo - Slivovo | Travel
Statement [Line Items]
Mineral Exploration Expenses	2,940	0
Cumulative Mineral Exploration Expenses since acquisition	63,047	60,107
Kosovo - Slivovo | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	(56,066)	0
Cumulative Mineral Exploration Expenses since acquisition	(2,889,052)	(2,834,986)
Kosovo - Slivovo | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Kosovo - Slivovo | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,787,017
Kosovo - Others | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	720,879	720,879
Kosovo - Others | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,624
Kosovo - Others | Rent
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Site costs
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	500,931	248,848
Others | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4	0
Others | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	0
Others | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	68,446	63,191
Others | Rent
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Site costs
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	10,846	0
Others | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	364,525	140,906
Others | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(330,014)	(458,998)
Cumulative Mineral Exploration Expenses since acquisition	6,488,860	6,818,874
Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses	8,666	0
Cumulative Mineral Exploration Expenses since acquisition	1,282,956	1,274,290
Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses	47,614	22,203
Cumulative Mineral Exploration Expenses since acquisition	13,755,615	13,708,001
Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	107,043	106,345
Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses	1,113	0
Cumulative Mineral Exploration Expenses since acquisition	785,095	783,982
Rent
Statement [Line Items]
Mineral Exploration Expenses	7,396	0
Cumulative Mineral Exploration Expenses since acquisition	1,347,851	1,340,455
Site costs
Statement [Line Items]
Mineral Exploration Expenses	2,125	0
Cumulative Mineral Exploration Expenses since acquisition	829,279	827,154
Travel
Statement [Line Items]
Mineral Exploration Expenses	4,717	2,300
Cumulative Mineral Exploration Expenses since acquisition	589,572	584,855
Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses	(402,343)	(483,950)
Cumulative Mineral Exploration Expenses since acquisition	(16,786,085)	(16,383,742)
Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	115,900	115,900
Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	24,232	24,232
Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Germany
Statement [Line Items]
Exploration and Evaluation assets acquisition costs	$ 0	0
Exploration and Evaluation assets acquisition costs		0
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		252,083
Germany | Concession fees and taxes
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		4
Germany | Geological salaries and consulting
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		12,359
Germany | Insurance
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Office and administrative fees
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		5,255
Germany | Rent
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Site costs
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Travel
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Reimbursements from optionee
Statement [Line Items]
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Assaying
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		10,846
Germany | Depreciation
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Drilling
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Geology work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		223,619
Germany | Legal and accounting
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Report
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		0
Germany | Trenching and road work
Statement [Line Items]
Cumulative Mineral Exploration Expenses since acquisition		$ 0